American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2020

American Century Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.2%
Aerospace and Defense — 0.7%
Boeing Co. (The), 4.875%, 5/1/25	250,000	265,629
Raytheon Technologies Corp., 2.25%, 7/1/30	470,000	482,534
		748,163
Automobiles — 1.4%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	873,000	838,080
General Motors Co., 4.875%, 10/2/23	722,000	747,753
		1,585,833
Banks — 17.4%
Bank of America Corp., MTN, VRN, 3.56%, 4/23/27	500,000	549,514
Bank of America Corp., VRN, 3.00%, 12/20/23	1,508,000	1,577,083
Bank of America Corp., VRN, 3.42%, 12/20/28	1,175,000	1,280,148
Bank of Montreal, MTN, 1.85%, 5/1/25	370,000	379,602
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	285,000	293,000
Citigroup, Inc., 2.90%, 12/8/21	420,000	431,681
Citigroup, Inc., 2.75%, 4/25/22	1,020,000	1,052,740
Citigroup, Inc., 4.05%, 7/30/22	1,214,000	1,284,279
Citigroup, Inc., VRN, 3.11%, 4/8/26	525,000	553,723
Citigroup, Inc., VRN, 2.57%, 6/3/31(2)	170,000	170,071
Fifth Third BanCorp., 2.375%, 1/28/25	1,024,000	1,056,373
Huntington Bancshares, Inc., 2.30%, 1/14/22	1,065,000	1,086,761
Huntington Bancshares, Inc., 2.55%, 2/4/30	230,000	227,042
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	1,300,000	1,331,898
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	310,000	312,270
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,250,000	1,279,322
KeyCorp, MTN, 4.15%, 10/29/25	1,014,000	1,136,641
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	200,000	205,830
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	600,000	607,571
PNC Bank N.A., 2.70%, 10/22/29	437,000	459,423
Regions Financial Corp., 2.25%, 5/18/25	220,000	224,386
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	200,000	202,125
Santander Holdings USA, Inc., 3.45%, 6/2/25(2)	200,000	202,174
Santander UK plc, 2.10%, 1/13/23	550,000	565,623
Truist Bank, 3.30%, 5/15/26	500,000	536,283
Wells Fargo & Co., 4.125%, 8/15/23	996,000	1,074,878
Wells Fargo & Co., 3.00%, 10/23/26	180,000	192,957
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24(2)	120,000	120,395
Wells Fargo & Co., MTN, VRN, 3.20%, 6/17/27	500,000	532,124
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28(2)	60,000	60,638
Wells Fargo & Co., VRN, 2.19%, 4/30/26	250,000	253,604
		19,240,159
Beverages — 3.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	500,000	529,625
Constellation Brands, Inc., 3.20%, 2/15/23	927,000	985,693
Diageo Capital plc, 1.375%, 9/29/25	750,000	758,481
Keurig Dr Pepper, Inc., 4.06%, 5/25/23	640,000	698,043
PepsiCo, Inc., 3.00%, 10/15/27	500,000	560,421
		3,532,263

Biotechnology — 3.2%
AbbVie, Inc., 2.60%, 11/21/24(1)	1,401,000	1,473,359
AbbVie, Inc., 3.20%, 5/14/26	640,000	697,118
Amgen, Inc., 1.90%, 2/21/25	500,000	518,565
Biogen, Inc., 4.05%, 9/15/25	700,000	804,954
		3,493,996
Building Products — 0.6%
Masco Corp., 4.375%, 4/1/26	517,000	565,642
Standard Industries, Inc., 4.75%, 1/15/28(1)	137,000	138,295
		703,937
Capital Markets — 7.6%
Ares Capital Corp., 3.25%, 7/15/25	600,000	546,377
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	223,000	223,423
Goldman Sachs Group, Inc. (The), 3.00%, 4/26/22	1,000,000	1,017,685
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	110,000	118,267
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	750,000	809,623
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,065,000	1,095,084
Morgan Stanley, 4.875%, 11/1/22	800,000	868,604
Morgan Stanley, 3.625%, 1/20/27	500,000	555,270
Morgan Stanley, VRN, 2.19%, 4/28/26	1,195,000	1,229,085
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	250,000	237,897
S&P Global, Inc., 4.00%, 6/15/25	599,000	684,885
State Street Corp., VRN, 2.83%, 3/30/23(1)	750,000	776,026
UBS Group AG, 4.125%, 9/24/25(1)	250,000	279,355
		8,441,581
Chemicals — 1.0%
CF Industries, Inc., 4.50%, 12/1/26(1)	519,000	561,295
Westlake Chemical Corp., 3.60%, 8/15/26	582,000	586,645
		1,147,940
Commercial Services and Supplies — 1.6%
RELX Capital, Inc., 3.00%, 5/22/30	140,000	147,232
Republic Services, Inc., 2.30%, 3/1/30	750,000	776,260
Waste Connections, Inc., 2.60%, 2/1/30	800,000	816,172
		1,739,664
Construction Materials — 1.4%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	470,000	458,229
Vulcan Materials Co., 4.50%, 4/1/25	507,000	551,081
Vulcan Materials Co., 3.50%, 6/1/30	500,000	527,198
		1,536,508
Consumer Finance — 3.7%
American Express Co., 2.50%, 8/1/22	1,065,000	1,106,254
Capital One Financial Corp., 3.50%, 6/15/23	1,060,000	1,118,562
Synchrony Financial, 3.75%, 8/15/21	1,117,000	1,134,379
Synchrony Financial, 2.85%, 7/25/22	768,000	754,411
		4,113,606
Diversified Financial Services — 0.9%
UBS AG, 1.75%, 4/21/22(1)	350,000	355,821
Voya Financial, Inc., 3.65%, 6/15/26	585,000	629,671
		985,492
Diversified Telecommunication Services — 2.9%
AT&T, Inc., 4.45%, 5/15/21	1,024,000	1,061,094
AT&T, Inc., 4.05%, 12/15/23	390,000	427,657
AT&T, Inc., 2.30%, 6/1/27	90,000	91,177
AT&T, Inc., 4.30%, 2/15/30	300,000	341,416

AT&T, Inc., 2.75%, 6/1/31	100,000	100,923
Verizon Communications, Inc., 2.95%, 3/15/22	373,000	389,666
Verizon Communications, Inc., 2.45%, 11/1/22	317,000	331,900
Verizon Communications, Inc., 4.40%, 11/1/34	380,000	467,264
		3,211,097
Electric Utilities — 5.0%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	750,000	847,514
Duke Energy Corp., 2.65%, 9/1/26	804,000	861,733
Edison International, 4.125%, 3/15/28	596,000	620,175
Exelon Generation Co. LLC, 3.25%, 6/1/25	900,000	932,742
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	804,000	904,024
PSEG Power LLC, 3.00%, 6/15/21	804,000	821,221
Xcel Energy, Inc., 3.40%, 6/1/30	500,000	560,445
		5,547,854
Entertainment — 0.4%
Walt Disney Co. (The), 1.75%, 1/13/26	290,000	298,940
Walt Disney Co. (The), 2.20%, 1/13/28	130,000	135,866
		434,806
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc., 3.80%, 4/15/26	350,000	384,222
American Tower Corp., 3.30%, 2/15/21	265,000	268,915
American Tower Corp., 3.125%, 1/15/27	589,000	631,258
AvalonBay Communities, Inc., MTN, 2.45%, 1/15/31	100,000	103,012
Crown Castle International Corp., 3.20%, 9/1/24	165,000	177,363
Crown Castle International Corp., 3.70%, 6/15/26	500,000	552,637
Crown Castle International Corp., 3.30%, 7/1/30	70,000	76,039
Duke Realty LP, 2.875%, 11/15/29	132,000	139,002
Federal Realty Investment Trust, 3.95%, 1/15/24	240,000	249,578
National Retail Properties, Inc., 2.50%, 4/15/30	89,000	78,782
Regency Centers LP, 3.70%, 6/15/30	100,000	103,094
		2,763,902
Food and Staples Retailing — 0.9%
Costco Wholesale Corp., 1.375%, 6/20/27	1,000,000	1,019,583
Food Products — 1.3%
Campbell Soup Co., 2.375%, 4/24/30	250,000	253,625
Kraft Heinz Foods Co., 4.00%, 6/15/23	308,000	327,466
Mondelez International Holdings Netherlands BV, 2.125%, 9/19/22(1)	873,000	897,546
		1,478,637
Health Care Equipment and Supplies — 2.8%
Baxter International, Inc., 3.75%, 10/1/25(1)	750,000	847,054
Becton Dickinson and Co., 3.73%, 12/15/24	465,000	511,544
DH Europe Finance II Sarl, 2.05%, 11/15/22	500,000	515,564
Medtronic, Inc., 3.50%, 3/15/25	500,000	567,078
Stryker Corp., 1.15%, 6/15/25(2)	330,000	329,911
Stryker Corp., 3.50%, 3/15/26	250,000	281,560
		3,052,711
Health Care Providers and Services — 4.3%
Anthem, Inc., 4.10%, 3/1/28	558,000	647,916
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	201,000	206,490
Centene Corp., 4.75%, 5/15/22	500,000	507,387
Cigna Corp., 3.05%, 10/15/27(1)	968,000	1,042,178
CVS Health Corp., 4.30%, 3/25/28	804,000	917,948
Quest Diagnostics, Inc., 2.80%, 6/30/31	350,000	362,228
UnitedHealth Group, Inc., 2.95%, 10/15/27	500,000	559,639

Universal Health Services, Inc., 4.75%, 8/1/22(1)	544,000	545,695
		4,789,481
Hotels, Restaurants and Leisure — 1.0%
Marriott International, Inc., 4.625%, 6/15/30(2)	350,000	358,873
Starbucks Corp., 1.30%, 5/7/22	710,000	719,691
		1,078,564
Household Durables — 1.1%
DR Horton, Inc., 4.75%, 2/15/23	714,000	759,616
MDC Holdings, Inc., 3.85%, 1/15/30	500,000	476,172
		1,235,788
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc., 2.75%, 3/1/30	600,000	588,041
Insurance — 1.5%
American International Group, Inc., 4.25%, 3/15/29	237,000	263,424
Athene Global Funding, 2.80%, 5/26/23(1)	202,000	202,745
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	145,000	148,279
Lincoln National Corp., 3.40%, 1/15/31	100,000	104,552
New York Life Global Funding, 2.90%, 1/17/24(1)	356,000	380,979
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	377,000	390,960
Unum Group, 4.50%, 3/15/25	115,000	119,569
		1,610,508
IT Services — 1.8%
Fiserv, Inc., 2.25%, 6/1/27	160,000	163,135
Fiserv, Inc., 3.50%, 7/1/29	640,000	707,650
International Business Machines Corp., 1.70%, 5/15/27	200,000	203,338
International Business Machines Corp., 1.95%, 5/15/30	212,000	212,200
PayPal Holdings, Inc., 1.35%, 6/1/23	402,000	408,672
PayPal Holdings, Inc., 2.30%, 6/1/30	42,000	43,446
Western Union Co. (The), 2.85%, 1/10/25	243,000	251,083
		1,989,524
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23	200,000	213,106
Thermo Fisher Scientific, Inc., 3.20%, 8/15/27	500,000	553,718
		766,824
Machinery — 0.7%
Otis Worldwide Corp., 2.29%, 4/5/27(1)	750,000	763,847
Media — 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	500,000	572,972
Comcast Corp., 3.30%, 2/1/27	804,000	897,194
Comcast Corp., 1.95%, 1/15/31	200,000	200,731
Discovery Communications LLC, 3.95%, 6/15/25	118,000	127,575
Discovery Communications LLC, 3.625%, 5/15/30	65,000	68,813
Time Warner Cable LLC, 4.00%, 9/1/21	208,000	213,271
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	336,000	395,654
ViacomCBS, Inc., 4.20%, 5/19/32	130,000	134,530
		2,610,740
Metals and Mining — 1.5%
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(1)	500,000	522,982
Southern Copper Corp., 3.875%, 4/23/25	599,000	640,643
Steel Dynamics, Inc., 2.80%, 12/15/24	512,000	518,335
		1,681,960
Multi-Utilities — 1.0%
Ameren Corp., 3.50%, 1/15/31	505,000	562,306

CenterPoint Energy, Inc., 4.25%, 11/1/28	465,000	536,481
		1,098,787
Oil, Gas and Consumable Fuels — 5.9%
Aker BP ASA, 3.00%, 1/15/25(1)	600,000	580,690
Chevron Corp., 2.00%, 5/11/27	1,000,000	1,044,986
Diamondback Energy, Inc., 3.50%, 12/1/29	379,000	370,540
Energy Transfer Operating LP, 5.50%, 6/1/27	1,090,000	1,182,625
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,090,000	1,200,437
Exxon Mobil Corp., 1.57%, 4/15/23	1,000,000	1,027,568
ONEOK, Inc., 4.00%, 7/13/27	1,090,000	1,074,250
		6,481,096
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	750,000	763,846
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	289,000	299,296
Bristol-Myers Squibb Co., 2.90%, 7/26/24(1)	1,200,000	1,296,963
Zoetis, Inc., 2.00%, 5/15/30	350,000	353,132
		1,949,391
Road and Rail — 0.5%
Union Pacific Corp., 2.40%, 2/5/30	580,000	608,283
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	890,000	920,648
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	142,000	146,980
Broadcom, Inc., 2.25%, 11/15/23(1)	140,000	142,314
Broadcom, Inc., 3.15%, 11/15/25(1)	170,000	176,402
Lam Research Corp., 1.90%, 6/15/30	100,000	100,706
Microchip Technology, Inc., 2.67%, 9/1/23(1)	200,000	201,112
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(1)	40,000	41,318
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(1)	96,000	98,387
QUALCOMM, Inc., 2.15%, 5/20/30	200,000	205,690
Texas Instruments, Inc., 1.75%, 5/4/30	100,000	102,197
		2,135,754
Software — 1.1%
Adobe, Inc., 2.30%, 2/1/30	300,000	321,042
Oracle Corp., 2.50%, 10/15/22	600,000	629,473
Oracle Corp., 2.80%, 4/1/27	51,000	55,384
Oracle Corp., 3.25%, 11/15/27	200,000	223,878
		1,229,777
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 1.125%, 5/11/25	595,000	605,384
Dell International LLC / EMC Corp., 4.00%, 7/15/24(1)	558,000	580,472
		1,185,856
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., 2.40%, 3/27/25	500,000	536,724
Thrifts and Mortgage Finance — 0.7%
Nationwide Building Society, 2.00%, 1/27/23(1)	750,000	766,581
Trading Companies and Distributors — 0.3%
Air Lease Corp., 3.50%, 1/15/22	255,000	244,173
Air Lease Corp., 3.875%, 7/3/23	62,000	58,499
		302,672
Water Utilities — 0.7%
Essential Utilities, Inc., 2.70%, 4/15/30	750,000	772,651
Wireless Telecommunication Services — 1.0%
T-Mobile USA, Inc., 3.875%, 4/15/30(1)	311,000	338,704

Vodafone Group plc, 2.95%, 2/19/23	693,000	730,769
		1,069,473
TOTAL CORPORATE BONDS (Cost $97,894,342)		100,793,900
U.S. TREASURY SECURITIES — 3.9%
U.S. Treasury Bonds, 2.00%, 2/15/50	350,000	400,237
U.S. Treasury Notes, 1.375%, 1/31/25	1,150,000	1,207,815
U.S. Treasury Notes, 1.75%, 11/15/29	1,700,000	1,876,840
U.S. Treasury Notes, 0.625%, 5/15/30	800,000	797,859
TOTAL U.S. TREASURY SECURITIES (Cost $4,152,800)		4,282,751
TEMPORARY CASH INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $5,302,908)	5,302,908	5,302,908
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $107,350,050)		110,379,559
OTHER ASSETS AND LIABILITIES — 0.1%		161,092
TOTAL NET ASSETS — 100.0%		$110,540,651

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	19	September 2020	$1,900,000	$2,386,875	$4,707

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,568,545, which represented 14.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	100,793,900	—
U.S. Treasury Securities	—	4,282,751	—
Temporary Cash Investments	5,302,908	—	—
	5,302,908	105,076,651	—

Other Financial Instruments
Futures Contracts	4,707	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.